Income Taxes - Reconciliation (Details) - USD ($)		2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax (benefit) at the statutory federal income tax rate								$ (9,805,000)	$ (10,560,000)
Foreign tax rate differential								(605,000)	1,180,000
State and local taxes								(4,068,000)	(2,429,000)
Effects of impairment								0	10,281,000
Foreign exchange differences								(143,000)	(5,892,000)
Stock-based compensation								501,000	670,000
Interest income on receivable								882,000	2,120,000
Equity method investment								(443,000)	(679,000)
Non-deductible legal costs								1,291,000	0
Gain from redomiciliation of intellectual property								$ 4,890,000	$ 0
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent							620.90%	(17.00%)	(14.10%)
Valuation allowance							$ 290,181	$ 7,958,000	$ 5,505,000
PPP loan forgiveness								(644,000)	0
Other								186,000	(196,000)
Total income tax benefit					$ 0	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax (benefit) at the statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%		21.00%	21.00%	28.00%
Foreign tax rate differential								1.30%	(3.20%)
State and local taxes								8.70%	6.40%
Effects of impairment								0.00%	(27.90%)
Foreign exchange differences								0.30%	16.00%
Stock-based compensation								(1.10%)	(1.80%)
Interest income on receivable								(1.90%)	(5.70%)
Equity method investment								0.90%	1.80%
Non-deductible legal costs								(2.80%)	0.00%
Gain from redomiciliation of intellectual property								(10.50%)	0.00%
PPP loan forgiveness								1.40%	0.00%
Other							214.00%	(0.30%)	0.50%
Total income tax benefit					0.00%	0.00%	0.00%	0.00%	0.00%